Investment in Equity Accounted Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Aggregated Summarized Financial Information for Equity Method's Investment
The following table presents aggregated summarized financial information assuming a 100% ownership interest in the Partnership’s equity accounted joint ventures. The results included are for the Itajai FPSO joint venture and the Libra Joint Venture.

	As at December 31,
	2017 $	2016 $
Cash and cash equivalents	110,786	48,561
Other assets - current	66,159	17,172
Vessels and equipment	1,219,636	1,001,337
Other assets - non-current	43,584	10,128
Current portion of long-term debt	181,151	105,736
Other liabilities - current	84,532	40,015
Long-term debt	720,501	607,588
Other liabilities - non-current	114,377	29,795

	Year ended December 31,
	2017 $	2016 $	2015 $
Revenues	90,662	80,999	82,831
Income from vessel operations	45,281	42,380	37,351
Realized and unrealized (loss) gain on derivative instruments	(139)	1,608	(13,214)
Net income	28,884	35,866	15,344